Summary of significant accounting policies (Details Narrative) - USD ($)					3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 30, 2024	Jul. 29, 2023	Jul. 29, 2022	Sep. 13, 2018	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Product Information [Line Items]
Cash					$ 49,100,000						$ 49,100,000
Working capital					54,100,000						54,100,000
Net captial deficit					22,734,946	$ 45,472,683	$ 41,407,040	$ 34,793,963	$ 30,963,238	$ 27,490,633	22,734,946	$ 34,793,963	$ 39,143,247	$ 24,735,379
Net loss					5,021,425	$ 3,607,338	$ 2,631,928	$ 3,815,112	$ 3,292,178	$ 3,339,807	11,260,691	10,447,097
Net cash used in operating activities											11,671,423	10,844,751
Investing activities											365,224	174,303
Financing activities											$ 2,179,105	(148,066)
Expected Volatility, Minimum		26.65%
Expected Volatility, Maximum		42.32%
Expected Dividend Yield		0.00%
Exercise Price
Stock price at grant date		6.22
Weighted Average Fair Value		$ 5.78
Fair value of awards granted			$ 30,479,627		13,137
Shares forfeited											489,333
Share-based compensation expense					13,137,850						$ 13,137,850
Safeguarding assets					2,222,368						2,222,368		1,983,116
Safeguarding liabilities					2,222,368						2,222,368		1,983,116
Cash					$ 49,060,421						49,060,421		48,516,765
Net cash provided by investing activities											(365,224)	(174,303)
Net cash used in financing activities											$ (2,179,105)	$ 148,066
Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares											204,167	2,736,287
Minimum [Member]
Product Information [Line Items]
Expected Time to Liquidity		10 days
Maximum [Member]
Product Information [Line Items]
Expected Time to Liquidity		2 years 10 days
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Product Information [Line Items]
Share-based compensation exercisable, options grants in priod				2,591,543
2018 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Directors And Employees [Member]
Product Information [Line Items]
Share-based compensation exercisable, options grants in priod				978,397
Share-based compensation exercisable, weighted average exercise price				$ 12.87
2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Shares vested	3,964,324										1,321,441
Exchange consideration shares	40,000,000
Shares vested and expected to vest					2,642,883						2,642,883
2022 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Seamless Group Inc [Member]
Product Information [Line Items]
Share-based compensation exercisable, options grants in priod				5,803,000
Business Combination Agreement [Member]
Product Information [Line Items]
Ordinary shares											40,000,000
Currenc at exchange after adjusting for per share repurchase					$ 0.650635750						$ 0.650635750
InFint Acquisition Corporation [Member]
Product Information [Line Items]
Cash equivalents													0	0
Cash and marketable securities held in trust account													83,523,112	208,932,880
Deferred offering costs													582,540
Adjustments to additional paid in capital, fair value													268,617
Underwriter discount													8,499,949
Temporary equity													83,523,112	208,932,880
Unrecognized tax benefits													0	0
Accrued interest and penalties													0	0
Federal depository insurance													250,000
Cash													43,509
Working capital													(4,516,047)
Net captial deficit													10,516,011	8,488,304		$ 4,442,224
Net loss													(3,147,500)	1,111,964
Net cash used in operating activities													552,958	756,716
Investing activities													(130,584,975)	2,999,982
Financing activities													(130,259,975)	2,999,982
Cash													43,509	271,467
Net cash provided by investing activities													130,584,975	(2,999,982)
Net cash used in financing activities													130,259,975	(2,999,982)
Seamless Group Inc [Member]
Product Information [Line Items]
Net captial deficit													39,143,247	24,735,379	[1]	8,093,751
Net loss													14,417,786	15,725,713	[2]
Net cash used in operating activities													15,286,494	(8,681,916)	[2]
Investing activities													(1,444,823)	732,332	[2]
Financing activities													$ (1,197,648)	(5,767,020)	[2]
Expected Volatility, Minimum		39.84%											39.84%
Expected Volatility, Maximum		43.74%											43.74%
Expected Dividend Yield		0.00%											0.00%
Exercise Price
Stock price at grant date		6.55											6.55
Weighted Average Fair Value		$ 5.73											$ 5.73
Fair value of awards granted	$ 2,696,053
Shares forfeited	466,573												77,261
Safeguarding assets													$ 1,983,116	5,787,354
Safeguarding liabilities													1,983,116	5,787,354
Cash													48,516,765	62,798,729	[1]
Working capital deficit													70,500,000
Net capital deficit													36,200,000
Net cash provided by investing activities													1,444,823	(732,332)	[2]
Net cash used in financing activities													1,197,648	5,767,020	[2]
Accounts Receivable, Allowance for Credit Loss													187,462	117,195
Advertising and promotion costs													784,818	618,661
Outstanding balance of convertible bond													10,000,000	10,000,000
Fair value of awards granted													32,790,450
Other assets													$ 2,000,000.0	$ 5,800,000
Seamless Group Inc [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration Risk, Percentage													53.00%	71.00%
Seamless Group Inc [Member] | Convertible Debt Securities [Member]
Product Information [Line Items]
Convertible shares													1,532,798	1,532,798
Seamless Group Inc [Member] | Convertible Bond [Member]
Product Information [Line Items]
Outstanding balance of convertible bond													$ 10,000,000	$ 10,000,000
Seamless Group Inc [Member] | Computer Software, Intangible Asset [Member]
Product Information [Line Items]
Intangible assets amortized period													5 years
Seamless Group Inc [Member] | Developed Technology Rights [Member]
Product Information [Line Items]
Intangible assets amortized period													7 years
Seamless Group Inc [Member] | Trademarks and Trade Names [Member]
Product Information [Line Items]
Intangible assets amortized period													10 years
Seamless Group Inc [Member] | Minimum [Member]
Product Information [Line Items]
Expected Time to Liquidity		11 months 1 day											11 months 1 day
Seamless Group Inc [Member] | Maximum [Member]
Product Information [Line Items]
Expected Time to Liquidity		2 years 11 months 1 day											2 years 11 months 1 day
Seamless Group Inc [Member] | 2018 Equity Incentive Plan [Member]
Product Information [Line Items]
Share-based compensation exercisable, options grants in priod				2,591,543
Share-based compensation exercisable, weighted average exercise price				$ 12.87
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				978,397
Seamless Group Inc [Member] | 2022 Equity Incentive Plan [Member]
Product Information [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Other			5,803,000

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.